BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Note payable current, net of discount	$ 5,255	$ 19,887	$ 7,315
Note payable non current, net of discount		2,343	36,225
Convertible notes payable, net of discount	$ 84,290	$ 51,798	$ 871,803
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	350,000,000	350,000,000	350,000,000
Common stock, shares issued	121,254,283	115,914,283	104,204,722
Common stock, shares outstanding	121,254,283	115,914,283	104,204,722
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	300,000	300,000	300,000
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	85,000	85,000	85,000
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Series C Non Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000	50,000	50,000
Preferred stock, shares issued	0.5	0.5	0.5
Preferred stock, shares outstanding	0.5	0.5	0.5
Special 2020 Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued	1	1	0
Preferred stock, shares outstanding	1	1	0